Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Dividend income from equity investments measured at fair value through other comprehensive income	¥ 15	¥ 17	¥ 25
Reversal of provision for impairment of receivables	160	360	95
Reversal of write down in inventories	42	76	186
(Loss)/Gain on disposal of investment in subsidiaries	(185)	3,575	1,242
Gain on Pipeline restructuring	0	18,320	46,946
Gain from ineffective portion of cash flow hedges	2,217	0	0
Amortization of intangible and other assets	5,574	5,774	5,944
Owned property, plant and equipment	217,731	211,107	194,015
Right-of-use assets	14,731	14,388	13,916
Auditors' remuneration	47	47	49
Cost of inventories recognized as expense	2,500,861	2,047,256	1,527,271
Provision for impairment of receivables	1,784	775	438
Loss on disposal and scrap of property, plant and equipment	20,726	18,959	5,398
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	2,083	2,645	3,362
Research and development expenses	20,016	16,729	15,746
Write down in inventories	8,609	656	8,337
Investment loss from disposal of derivative financial instruments	28,931	0	0
Impairment of other non-current assets	¥ 4,653	¥ 465	¥ 0